Deferred Revenue/Income - Roll forward (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Summary of reconciliation in the current reporting period related to carried-forward deferred revenue
Deferred revenue/income-beginning of the period	¥ 6,202,276	¥ 4,996,043
Additions	1,099,789	1,444,029
Recognition	(1,199,072)	(870,260)
Effects on foreign exchange adjustment	5,376	78
Deferred revenue/income-end of the period	¥ 6,108,369	¥ 5,569,890